March 6, 2012


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:   Guggenheim Defined Portfolios, Series 872
      File No. 333-179238

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the Amendment No. 2 to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2 was filed electronically with the Commission on March 1, 2012.

Guggenheim Funds Distributors, Inc.


By: /s/ Kevin Robinson
----------------------
Senior Managing Director,
General Counsel and Secretary